American Funds Multi-Sector Income FundSM
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 96.55% Corporate bonds, notes & loans 71.40% Energy 12.08%	Principal amount (000)	Value (000)
Antero Resources Corp. 7.625% 2029[1]	$35	$37
Apache Corp. 4.625% 2025	985	1,016
Apache Corp. 4.875% 2027	110	113
Apache Corp. 6.00% 2037	55	60
Apache Corp. 4.75% 2043	65	60
Apache Corp. 5.35% 2049	50	48
Ascent Resources - Utica LLC 7.00% 2026[1]	50	50
Ascent Resources - Utica LLC 8.25% 2028[1]	492	513
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	1,221	1,318
BP Capital Markets America Inc. 3.633% 2030	50	55
California Resources Corp. 7.125% 2026[1]	470	479
Canadian Natural Resources Ltd. 3.85% 2027	70	76
Canadian Natural Resources Ltd. 2.95% 2030	694	693
Canadian Natural Resources Ltd. 4.95% 2047	75	87
Carrizo Oil & Gas Inc. 6.25% 2023	60	53
Cenovus Energy Inc. 5.375% 2025	310	349
Centennial Resource Production, LLC 6.875% 2027[1]	30	27
Cheniere Energy Partners, LP 4.50% 2029	427	443
Cheniere Energy Partners, LP 4.00% 2031[1]	2,070	2,109
Cheniere Energy, Inc. 4.625% 2028[1]	955	993
Cheniere Energy, Inc. 3.70% 2029	175	185
Chesapeake Energy Corp. 5.50% 2026[1]	880	918
Chesapeake Energy Corp. 5.875% 2029[1]	755	802
Chevron USA Inc. 1.018% 2027	50	48
CITGO Petroleum Corp. 7.00% 2025[1]	1,400	1,443
CNX Resources Corp. 7.25% 2027[1]	1,625	1,747
CNX Resources Corp. 6.00% 2029[1]	80	83
Comstock Resources, Inc. 9.75% 2026	566	616
Comstock Resources, Inc. 6.75% 2029[1]	1,140	1,171
ConocoPhillips 4.30% 2028[1]	27	31
ConocoPhillips 2.40% 2031[1]	5	5
DCP Midstream Operating LP 5.375% 2025	150	163
DCP Midstream Operating LP 5.625% 2027	750	815
Diamond Offshore Drilling, Inc. 7.875% 2025[2]	15	3
Ecopetrol SA 6.875% 2030	200	244
Enbridge Energy Partners, LP 7.375% 2045	18	26
Endeavor Energy Resources, LP 6.625% 2025[1]	785	840
Energean Israel Finance Ltd. 4.50% 2024[1]	805	811
Energean Israel Finance Ltd. 5.875% 2031[1]	930	930
Energy Transfer Operating, LP 5.00% 2050	838	869
Energy Transfer Partners, LP 6.125% 2045	20	23
Energy Transfer Partners, LP 5.30% 2047	175	185
Energy Transfer Partners, LP 6.00% 2048	680	783
Energy Transfer Partners, LP 6.25% 2049	410	482
Enterprise Products Operating LLC 2.80% 2030	188	194
Enterprise Products Operating LLC 3.20% 2052	607	555
American Funds Multi-Sector Income Fund — Page 1 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EOG Resources, Inc. 4.375% 2030	$7	$8
EQM Midstream Partners, LP 6.00% 2025[1]	550	593
EQM Midstream Partners, LP 6.50% 2027[1]	590	642
EQM Midstream Partners, LP 4.50% 2029[1]	1,785	1,743
EQM Midstream Partners, LP 4.75% 2031[1]	1,900	1,845
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[3]	80	92
EQT Corp. 5.00% 2029	1,130	1,212
Exxon Mobil Corp. 3.452% 2051	5	5
Genesis Energy, LP 8.00% 2027	1,782	1,808
Gray Oak Pipeline, LLC 2.60% 2025[1]	606	616
Guara Norte SARL 5.198% 2034[1]	1,048	1,029
Harvest Midstream I, LP 7.50% 2028[1]	2,510	2,704
Hilcorp Energy I, LP 5.75% 2029[1]	665	672
Hilcorp Energy I, LP 6.00% 2031[1]	450	458
Indigo Natural Resources LLC 5.375% 2029[1]	1,310	1,293
Kinder Morgan, Inc. 2.00% 2031	1,300	1,211
Kinder Morgan, Inc. 5.20% 2048	15	17
Kinder Morgan, Inc. 3.25% 2050	669	588
Leviathan Bond Ltd. 6.75% 2030[1]	520	572
Magellan Midstream Partners, LP 3.95% 2050	1,000	987
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	400	414
MPLX LP 1.75% 2026	831	833
MPLX LP 2.65% 2030	889	872
MPLX LP 5.50% 2049	32	38
MV24 Capital BV 6.748% 2034	1,732	1,802
Nabors Industries Inc. 5.75% 2025	15	11
New Fortress Energy Inc. 6.50% 2026[1]	7,310	7,383
NGL Energy Operating LLC 7.50% 2026[1]	7,670	7,895
NGL Energy Partners LP 7.50% 2023	369	357
Northern Oil and Gas, Inc. 8.125% 2028[1]	455	453
Northriver Midstream Finance LP 5.625% 2026[1]	1,250	1,302
NuStar Logistics, LP 5.75% 2025	700	750
NuStar Logistics, LP 6.00% 2026	225	243
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	810	832
Occidental Petroleum Corp. 2.70% 2023	16	16
Occidental Petroleum Corp. 2.90% 2024	210	208
Occidental Petroleum Corp. 5.875% 2025	1,875	2,007
Occidental Petroleum Corp. 8.00% 2025	40	46
Occidental Petroleum Corp. 3.20% 2026	16	15
Occidental Petroleum Corp. 3.50% 2029	50	47
Occidental Petroleum Corp. 6.625% 2030	155	174
Occidental Petroleum Corp. 6.125% 2031	1,070	1,183
Oleoducto Central SA 4.00% 2027[1]	200	212
ONEOK, Inc. 2.20% 2025	18	18
ONEOK, Inc. 5.85% 2026	190	223
ONEOK, Inc. 4.00% 2027	59	64
ONEOK, Inc. 4.55% 2028	20	22
ONEOK, Inc. 4.35% 2029	35	38
ONEOK, Inc. 3.10% 2030	452	456
ONEOK, Inc. 6.35% 2031	715	899
ONEOK, Inc. 5.20% 2048	603	661
ONEOK, Inc. 4.50% 2050	11	11
ONEOK, Inc. 7.15% 2051	36	49
Petrobras Global Finance Co. 5.60% 2031	1,270	1,341
American Funds Multi-Sector Income Fund — Page 2 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 6.75% 2050	$1,060	$1,133
Petróleos Mexicanos 6.875% 2025[1]	1,650	1,790
Petróleos Mexicanos 6.875% 2026	120	129
Petróleos Mexicanos 6.49% 2027	940	984
Petróleos Mexicanos 7.69% 2050	46	43
Phillips 66 2.15% 2030	9	9
Pioneer Natural Resources Company 1.90% 2030	1,428	1,326
Plains All American Pipeline, LP 3.80% 2030	179	182
PTT Exploration and Production PCL 2.587% 2027[1]	400	412
Range Resources Corp. 4.875% 2025	40	40
Range Resources Corp. 9.25% 2026	300	326
Range Resources Corp. 8.25% 2029[1]	1,450	1,554
Rattler Midstream Partners LP 5.625% 2025[1]	350	366
Sabine Pass Liquefaction, LLC 4.50% 2030	94	106
Sanchez Energy Corp. 7.25% 2023[1,2]	27	—[4]
Shell International Finance BV 3.25% 2050	27	26
SM Energy Co. 6.625% 2027	85	79
Southwestern Energy Co. 6.45% 2025[3]	1,075	1,156
Southwestern Energy Co. 7.50% 2026	645	683
Southwestern Energy Co. 7.75% 2027	85	91
Southwestern Energy Co. 8.375% 2028	200	220
Sunoco LP 6.00% 2027	215	225
Sunoco LP 4.50% 2029[1]	1,775	1,772
Superior Plus LP And Superior General Partner Inc. 4.50% 2029[1]	210	213
Tallgrass Energy Partners, LP 7.50% 2025[1]	355	383
Targa Resources Partners LP 6.50% 2027	515	561
Targa Resources Partners LP 6.875% 2029	15	17
Targa Resources Partners LP 5.50% 2030	655	688
Targa Resources Partners LP 4.875% 2031[1]	220	223
Teekay Corp. 9.25% 2022[1]	80	81
Total Capital International 3.127% 2050	36	34
TransCanada PipeLines Ltd. 4.10% 2030	38	42
Transocean Guardian Ltd. 5.875% 2024[1]	102	89
Transocean Inc. 6.125% 2025[1]	209	198
Transocean Poseidon Ltd. 6.875% 2027[1]	247	229
Western Gas Partners LP 5.45% 2044	30	31
Western Midstream Operating, LP 4.35% 2025[3]	210	218
Western Midstream Operating, LP 4.75% 2028	75	79
Western Midstream Operating, LP 5.30% 2030[3]	22	24
Western Midstream Operating, LP 6.50% 2050[3]	200	217
Williams Companies, Inc. 3.50% 2030	257	273
Williams Partners LP 3.90% 2025	5	5
Williams Partners LP 6.30% 2040	8	10
Williams Partners LP 5.10% 2045	6	7
		87,795
Consumer discretionary 8.88%
Affinity Gaming 6.875% 2027[1]	1,600	1,689
Alibaba Group Holding Ltd. 2.125% 2031	200	191
Allied Universal Holdco LLC 6.625% 2026[1]	900	956
Allied Universal Holdco LLC 9.75% 2027[1]	680	747
Amazon.com, Inc. 2.70% 2060	55	49
American Honda Finance Corp. 1.00% 2025	80	79
American Honda Finance Corp. 1.80% 2031	40	38
American Funds Multi-Sector Income Fund — Page 3 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 2.55% 2031[1]	$361	$362
Booking Holdings Inc. 4.625% 2030	510	595
Boyd Gaming Corp. 8.625% 2025[1]	500	557
Boyd Gaming Corp. 4.75% 2027	790	807
Caesars Entertainment, Inc. 6.25% 2025[1]	655	699
Caesars Resort Collection, LLC 5.75% 2025[1]	690	729
Carnival Corp. 7.625% 2026[1]	1,000	1,076
Carnival Corp. 10.50% 2026[1]	850	1,001
Carvana Co. 5.50% 2027[1]	4,250	4,283
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC 5.50% 2025[1]	115	121
Cedar Fair, LP 6.50% 2028[1]	1,170	1,260
Cedar Fair, LP 5.25% 2029	250	257
Churchill Downs Inc. 4.75% 2028[1]	120	124
Cirsa Gaming Corp. SA 7.875% 2023[1]	3,120	3,173
Clarios Global LP 6.75% 2025[1]	200	214
DaimlerChrysler North America Holding Corp. 1.45% 2026[1]	150	149
DaimlerChrysler North America Holding Corp. 2.45% 2031[1]	150	148
Dana Inc. 5.625% 2028	385	413
Fertitta Entertainment, Inc. 6.75% 2024[1]	405	410
Fertitta Entertainment, Inc. 8.75% 2025[1]	500	529
Ford Motor Co. 8.50% 2023	130	145
Ford Motor Co. 9.00% 2025	66	80
Ford Motor Credit Company LLC 3.81% 2024	200	207
Ford Motor Credit Company LLC 5.584% 2024	225	243
Ford Motor Credit Company LLC 5.125% 2025	605	654
Ford Motor Credit Company LLC 4.125% 2027	460	476
Ford Motor Credit Company LLC 5.113% 2029	200	215
Ford Motor Credit Company LLC 4.00% 2030	3,095	3,074
Hanesbrands Inc. 5.375% 2025[1]	15	16
Hanesbrands Inc. 4.875% 2026[1]	445	478
Hilton Worldwide Holdings Inc. 5.75% 2028[1]	500	539
Hilton Worldwide Holdings Inc. 4.875% 2030	20	21
Hilton Worldwide Holdings Inc. 4.00% 2031[1]	1,085	1,087
Home Depot, Inc. 2.70% 2030	50	52
Home Depot, Inc. 3.35% 2050	20	21
International Game Technology PLC 6.50% 2025[1]	400	440
International Game Technology PLC 5.25% 2029[1]	2,090	2,183
Levi Strauss & Co. 5.00% 2025	15	15
Levi Strauss & Co. 3.50% 2031[1]	805	778
Lithia Motors, Inc. 4.375% 2031[1]	250	260
Marriott International, Inc. 5.75% 2025	227	261
Marriott International, Inc. 2.85% 2031	1,610	1,581
Marriott International, Inc. 3.50% 2032	800	831
Meituan Dianping 3.05% 2030[1]	1,400	1,363
Melco International Development Ltd. 5.75% 2028[1]	400	427
Melco International Development Ltd. 5.375% 2029[1]	1,350	1,437
MercadoLibre, Inc. 2.375% 2026	300	298
MercadoLibre, Inc. 3.125% 2031	625	596
Merlin Entertainment 5.75% 2026[1]	200	212
MGM Growth Properties LLC 4.625% 2025[1]	325	343
MGM Growth Properties LLC 3.875% 2029[1]	1,120	1,118
MGM Resorts International 7.75% 2022	120	127
MGM Resorts International 6.00% 2023	150	161
MGM Resorts International 5.50% 2027	53	57
American Funds Multi-Sector Income Fund — Page 4 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Mohegan Gaming & Entertainment 8.00% 2026[1]	$3,910	$3,944
NCL Corp. Ltd. 12.25% 2024[1]	290	352
NCL Corp. Ltd. 5.875% 2026[1]	1,250	1,264
Newell Rubbermaid Inc. 4.875% 2025	200	221
Newell Rubbermaid Inc. 4.70% 2026	180	199
Newell Rubbermaid Inc. 5.875% 2036[3]	5	6
Nissan Motor Co., Ltd. 4.81% 2030[1]	1,500	1,647
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	500	588
Panther BF Aggregator 2, LP 6.25% 2026[1]	40	43
Panther BF Aggregator 2, LP 8.50% 2027[1]	180	194
Party City Holdings Inc. 6.125% 2023[1]	50	44
Party City Holdings Inc. 8.75% 2026[1]	250	258
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	1,225	1,266
Royal Caribbean Cruises Ltd. 9.125% 2023[1]	1,040	1,147
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	810	933
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	450	465
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	380	424
Sands China Ltd. 4.375% 2030	200	212
Scientific Games Corp. 8.625% 2025[1]	710	773
Scientific Games Corp. 8.25% 2026[1]	50	54
Scientific Games Corp. 7.00% 2028[1]	420	450
Scientific Games Corp. 7.25% 2029[1]	455	494
Six Flags Entertainment Corp. 4.875% 2024[1]	520	526
Six Flags Theme Parks Inc. 7.00% 2025[1]	315	341
Toyota Motor Credit Corp. 1.35% 2023	150	153
Toyota Motor Credit Corp. 0.80% 2025	233	229
Toyota Motor Credit Corp. 3.375% 2030	57	62
Truck Hero Inc., Term Loan-B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	1,100	1,100
Universal Entertainment Corp. 8.50% 2024[1]	1,980	2,133
Vail Resorts, Inc. 6.25% 2025[1]	110	117
VICI Properties LP 4.25% 2026[1]	160	164
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	10	10
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	150	150
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	235	237
Viking Cruises Ltd. 13.00% 2025[1]	145	171
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	261
Wyndham Worldwide Corp. 5.375% 2026[1]	475	487
Wyndham Worldwide Corp. 4.375% 2028[1]	435	441
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	60	62
Wynn Macau, Ltd. 5.625% 2028[1]	925	969
Wynn Resorts Ltd. 7.75% 2025[1]	730	792
Wynn Resorts Ltd. 5.125% 2029[1]	660	676
		64,511
Materials 7.44%
Alcoa Netherlands Holding BV 5.50% 2027[1]	300	323
Alpek, SAB de CV 3.25% 2031[1]	200	198
Anglo American Capital PLC 2.625% 2030[1]	805	789
Anglo American Capital PLC 3.95% 2050[1]	206	210
Arconic Corp. 6.00% 2025[1]	115	124
Ardagh Group SA 6.50% 2027[1,7]	1,340	1,409
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	800	800
Ardagh Packaging Finance 5.25% 2027[1]	470	480
Axalta Coating Systems LLC 4.75% 2027[1]	1,085	1,136
American Funds Multi-Sector Income Fund — Page 5 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 2.875% 2030	$1,200	$1,157
Braskem Idesa SAPI 7.45% 2029[1]	1,450	1,443
Braskem Idesa SAPI 7.45% 2029	500	497
Braskem SA 4.50% 2030[1]	1,170	1,177
Braskem SA 4.50% 2030	850	855
Braskem SA 5.875% 2050[1]	400	403
BWAY Parent Co., Inc. 5.50% 2024[1]	135	137
Cascades Inc. 5.125% 2026[1]	100	106
Cascades Inc. 5.375% 2028[1]	95	100
Cleveland-Cliffs Inc. 9.875% 2025[1]	96	113
Cleveland-Cliffs Inc. 6.75% 2026[1]	260	283
Cleveland-Cliffs Inc. 5.875% 2027	160	166
Cleveland-Cliffs Inc. 4.625% 2029[1]	1,650	1,649
Cleveland-Cliffs Inc. 4.875% 2031[1]	1,600	1,598
Constellium SE 3.75% 2029[1]	570	546
CVR Partners, LP 9.25% 2023[1]	1,500	1,515
Dow Chemical Co. 4.80% 2049	57	68
Dow Chemical Co. 3.60% 2050	5	5
Element Solutions Inc. 3.875% 2028[1]	170	168
First Quantum Minerals Ltd. 7.50% 2025[1]	700	724
First Quantum Minerals Ltd. 6.875% 2027[1]	3,140	3,372
FMG Resources 4.375% 2031[1]	1,060	1,081
Freeport-McMoRan Inc. 5.40% 2034	225	268
Freeport-McMoRan Inc. 5.45% 2043	260	313
Fresnillo PLC 4.25% 2050[1]	200	197
FXI Holdings, Inc. 7.875% 2024[1]	2,333	2,409
FXI Holdings, Inc. 12.25% 2026[1]	1,491	1,706
GPC Merger Sub Inc. 7.125% 2028[1]	527	562
GPD Companies Inc. 10.125% 2026[1]	950	1,047
Graphic Packaging International, Inc. 3.50% 2029[1]	285	278
Hexion Inc. 7.875% 2027[1]	1,240	1,336
INEOS Group Holdings SA 5.625% 2024[1]	200	203
LSB Industries, Inc. 9.625% 2023[1]	2,385	2,454
LYB International Finance III, LLC 2.25% 2030	1,185	1,145
LYB International Finance III, LLC 3.625% 2051	1,091	1,078
Mercer International Inc. 5.125% 2029[1]	1,965	2,038
Methanex Corp. 5.125% 2027	1,990	2,037
Newcrest Finance Pty Ltd. 3.25% 2030[1]	62	65
Newcrest Finance Pty Ltd. 4.20% 2050[1]	15	16
Nouryon Holding BV 8.00% 2026[1]	385	410
Nova Chemicals Corp. 5.25% 2027[1]	1,500	1,576
Novelis Corp. 4.75% 2030[1]	290	299
Nutrition & Biosciences, Inc. 1.832% 2027[1]	24	23
Nutrition & Biosciences, Inc. 2.30% 2030[1]	800	776
Nutrition & Biosciences, Inc. 3.468% 2050[1]	500	491
Owens-Illinois, Inc. 5.875% 2023[1]	120	129
Owens-Illinois, Inc. 6.625% 2027[1]	450	490
Praxair, Inc. 2.00% 2050	18	14
Rayonier A.M. Products Inc. 7.625% 2026[1]	70	74
S.P.C.M. SA 4.875% 2025[1]	200	206
Scotts Miracle-Gro Co. 4.50% 2029	105	109
Sealed Air Corp. 5.25% 2023[1]	25	27
Sealed Air Corp. 4.00% 2027[1]	68	70
Silgan Holdings Inc. 4.125% 2028	84	86
American Funds Multi-Sector Income Fund — Page 6 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Summit Materials, Inc. 6.50% 2027[1]	$270	$285
Summit Materials, Inc. 5.25% 2029[1]	320	334
Trivium Packaging BV 5.50% 2026[1]	200	210
Trivium Packaging BV 8.50% 2027[1]	200	217
Tronox Ltd. 4.625% 2029[1]	3,775	3,784
Vale Overseas Ltd. 3.75% 2030	561	587
Valvoline Inc. 4.25% 2030[1]	35	36
Valvoline Inc. 3.625% 2031[1]	1,535	1,487
Venator Materials Corp. 5.75% 2025[1]	315	306
Venator Materials Corp. 9.50% 2025[1]	1,810	2,032
W. R. Grace & Co. 4.875% 2027[1]	180	187
		54,029
Industrials 7.29%
Allison Transmission Holdings, Inc. 3.75% 2031[1]	175	170
American Airlines, Inc. 5.50% 2026[1]	220	229
American Airlines, Inc. 5.75% 2029[1]	6,540	6,964
Associated Materials, LLC 9.00% 2025[1]	328	347
ATS Automation Tooling Systems Inc. 4.125% 2028[1]	225	223
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,470	1,535
Avis Budget Group, Inc. 5.75% 2027[1]	500	519
Boeing Company 2.196% 2026	25	25
Boeing Company 2.75% 2026	210	216
Boeing Company 3.25% 2028	1,078	1,116
Boeing Company 5.15% 2030	37	43
Boeing Company 3.625% 2031	691	724
Bombardier Inc. 7.50% 2025[1]	1,390	1,369
Bombardier Inc. 7.875% 2027[1]	1,050	1,031
Booz Allen Hamilton Inc. 3.875% 2028[1]	505	509
Burlington Northern Santa Fe LLC 3.05% 2051	30	29
Burlington Northern Santa Fe LLC 3.30% 2051	1,909	1,920
BWX Technologies, Inc. 4.125% 2028[1]	1,150	1,168
BWX Technologies, Inc. 4.125% 2029[1]	1,080	1,096
Carrier Global Corp. 2.493% 2027	18	19
CP Atlas Buyer, Inc. 7.00% 2028[1]	350	368
CSX Corp. 4.50% 2049	25	29
Dun & Bradstreet Corp. 6.875% 2026[1]	108	115
Dun & Bradstreet Corp. 10.25% 2027[1]	897	1,003
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	457
General Electric Co. 3.625% 2030	1,000	1,078
General Electric Co. 4.35% 2050	1,000	1,113
GFL Environmental Inc. 3.75% 2025[1]	980	996
GFL Environmental Inc. 4.25% 2025[1]	250	258
GFL Environmental Inc. 4.00% 2028[1]	2,000	1,939
Harsco Corp. 5.75% 2027[1]	665	682
Hexcel Corp. 4.20% 2027	669	700
Honeywell International Inc. 2.30% 2024	75	79
Honeywell International Inc. 2.70% 2029	35	37
Howmet Aerospace Inc. 6.875% 2025	85	99
IAA Spinco Inc. 5.50% 2027[1]	200	210
JELD-WEN Holding, Inc. 4.875% 2027[1]	180	187
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	70	74
LABL Escrow Issuer, LLC 10.50% 2027[1]	45	50
LSC Communications, Inc. 8.75% 2023[1,2,8,9]	45	2
American Funds Multi-Sector Income Fund — Page 7 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Masco Corp. 2.00% 2031	$48	$46
MasTec, Inc. 4.50% 2028[1]	425	441
Mexico City Airport Trust 4.25% 2026	200	211
Mexico City Airport Trust 3.875% 2028	400	407
Moog Inc. 4.25% 2027[1]	101	103
NESCO Holdings II, Inc. 5.50% 2029[1]	595	611
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	50	53
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	300	326
Norfolk Southern Corp. 3.05% 2050	8	8
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 3.856% 2025[5,6]	147	147
Rexnord Corp. 4.875% 2025[1]	200	205
Rolls-Royce PLC 5.75% 2027[1]	2,230	2,376
Sensata Technologies Holding BV 4.00% 2029[1]	1,230	1,254
Sensata Technologies, Inc. 3.75% 2031[1]	150	148
Siemens AG 1.20% 2026[1]	250	247
Signature Aviation PLC 4.00% 2028[1]	500	509
SkyMiles IP Ltd. 4.75% 2028[1]	1,140	1,241
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[5,6]	750	789
Spirit Loyalty KY Ltd. / IP 8.00% 2025[1]	650	736
Stericycle, Inc. 3.875% 2029[1]	1,010	999
The Brink’s Co. 5.50% 2025[1]	500	529
TransDigm Inc. 6.25% 2026[1]	1,295	1,375
TransDigm Inc. 5.50% 2027	875	907
TransDigm Inc. 4.625% 2029[1]	1,690	1,668
Uber Technologies, Inc. 8.00% 2026[1]	555	602
Union Pacific Corp. 4.30% 2049	75	86
Union Pacific Corp. 3.25% 2050	13	13
United Airlines Holdings, Inc. 6.50% 2027[1]	975	1,070
United Rentals, Inc. 5.875% 2026	130	136
Vertical Holdco GMBH 7.625% 2028[1]	1,100	1,185
Vertical U.S. Newco Inc. 5.25% 2027[1]	1,800	1,888
WESCO Distribution, Inc. 7.125% 2025[1]	1,100	1,204
WESCO Distribution, Inc. 7.25% 2028[1]	2,465	2,755
		53,003
Communication services 7.25%
Alphabet Inc. 2.25% 2060	30	25
AT&T Inc. 2.75% 2031	45	45
AT&T Inc. 2.25% 2032	150	143
Axiata SPV5 Labuan Ltd. 3.064% 2050	200	184
Cablevision Systems Corp. 5.375% 2028[1]	650	685
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	212
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	350	363
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	2,600	2,609
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	685	694
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	15
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	20	21
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	30	28
CenturyLink, Inc. 4.00% 2027[1]	365	373
Cinemark USA, Inc. 5.875% 2026[1]	4,075	4,183
Comcast Corp. 2.65% 2030	200	205
Comcast Corp. 3.75% 2040	15	16
Comcast Corp. 4.00% 2048	35	39
Consolidated Communications, Inc. 5.00% 2028[1]	1,400	1,414
American Funds Multi-Sector Income Fund — Page 8 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CSC Holdings, LLC 4.625% 2030[1]	$400	$394
Diamond Sports Group LLC 5.375% 2026[1]	138	100
Diamond Sports Group LLC 6.625% 2027[1]	1,175	612
Discovery Communications, Inc. 4.65% 2050	4	4
Embarq Corp. 7.995% 2036	1,000	1,153
Epicor Software Corp., Term Loan-C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[5,6]	50	50
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[5,6]	325	337
Front Range BidCo, Inc. 6.125% 2028[1]	2,120	2,179
Frontier Communications Corp. 10.50% 2022[2]	130	89
Frontier Communications Corp. 5.875% 2027[1]	450	478
Frontier Communications Corp. 5.00% 2028[1]	1,075	1,097
Frontier Communications Corp. 6.75% 2029[1]	499	527
Gray Television, Inc. 7.00% 2027[1]	600	653
Inmarsat PLC 6.75% 2026[1]	230	245
Intelsat Jackson Holding Co. 5.50% 2023[2]	65	40
Intelsat Jackson Holding Co. 8.00% 2024[1]	35	36
Intelsat Jackson Holding Co. 8.50% 2024[1,2]	45	28
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[5,6]	17	17
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[5]	35	36
Lamar Media Corp. 4.875% 2029	650	679
Lamar Media Corp. 4.00% 2030	100	100
Lamar Media Corp. 3.625% 2031[1]	175	169
Level 3 Financing, Inc. 4.25% 2028[1]	500	506
Level 3 Financing, Inc. 3.75% 2029[1]	1,410	1,382
Ligado Networks LLC 15.50% 2023[1,7]	390	392
Live Nation Entertainment, Inc. 4.75% 2027[1]	750	757
Live Nation Entertainment, Inc. 6.50% 2027[1]	200	222
Match Group, Inc. 4.625% 2028[1]	150	154
MDC Partners Inc. 7.50% 2024[1,3]	335	341
Meredith Corp. 6.875% 2026	446	460
Netflix, Inc. 4.875% 2030[1]	1,250	1,441
Nexstar Broadcasting, Inc. 4.75% 2028[1]	1,350	1,367
Nexstar Escrow Corp. 5.625% 2027[1]	70	73
Numericable Group SA 7.375% 2026[1]	400	417
OUTFRONT Media Capital LLC 5.00% 2027[1]	520	526
OUTFRONT Media Capital LLC 4.25% 2029[1]	1,500	1,446
OUTFRONT Media Capital LLC 4.625% 2030[1]	720	694
Playtika Holding Corp. 4.25% 2029[1]	55	54
PLDT Inc. 2.50% 2031	400	395
Scripps Escrow II, Inc. 3.875% 2029[1]	1,500	1,477
Sinclair Television Group, Inc. 4.125% 2030[1]	2,025	1,955
Sirius XM Radio Inc. 4.125% 2030[1]	185	185
Sprint Corp. 7.25% 2021	190	195
Sprint Corp. 6.875% 2028	2,080	2,627
Sprint Corp. 8.75% 2032	350	518
Tencent Holdings Ltd. 3.975% 2029	200	218
Tencent Holdings Ltd. 3.24% 2050[1]	200	185
T-Mobile US, Inc. 2.625% 2029	1,630	1,585
T-Mobile US, Inc. 2.875% 2031	1,700	1,645
T-Mobile US, Inc. 3.30% 2051[1]	46	43
Univision Communications Inc. 5.125% 2025[1]	150	152
Univision Communications Inc. 6.625% 2027[1]	3,755	4,017
Verizon Communications Inc. 4.329% 2028	74	85
Verizon Communications Inc. 4.016% 2029	35	39
American Funds Multi-Sector Income Fund — Page 9 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 2.55% 2031	$1,500	$1,500
Verizon Communications Inc. 3.40% 2041	400	407
Verizon Communications Inc. 3.55% 2051	340	340
Verizon Communications Inc. 3.70% 2061	70	69
Walt Disney Company 2.65% 2031	27	28
Warner Music Group 5.50% 2026[1]	180	185
Warner Music Group 3.875% 2030[1]	225	228
Ziggo Bond Co. BV 5.125% 2030[1]	100	102
Ziggo Bond Finance BV 5.50% 2027[1]	1,056	1,102
Ziggo Bond Finance BV 4.875% 2030[1]	2,850	2,918
		52,709
Health care 6.83%
AmerisourceBergen Corp. 2.70% 2031	2,990	2,987
Avantor Funding, Inc. 4.625% 2028[1]	1,835	1,919
Bausch Health Companies Inc. 9.25% 2026[1]	250	277
Bausch Health Companies Inc. 5.75% 2027[1]	200	216
Bausch Health Companies Inc. 5.00% 2028[1]	660	669
Bausch Health Companies Inc. 7.00% 2028[1]	830	902
Bausch Health Companies Inc. 5.00% 2029[1]	129	128
Bausch Health Companies Inc. 6.25% 2029[1]	75	80
Bausch Health Companies Inc. 5.25% 2030[1]	435	438
Bausch Health Companies Inc. 5.25% 2031[1]	105	105
Becton, Dickinson and Company 2.894% 2022	111	114
Becton, Dickinson and Company 3.70% 2027	190	210
Becton, Dickinson and Company 2.823% 2030	23	24
Becton, Dickinson and Company 3.794% 2050	36	38
Boston Scientific Corp. 2.65% 2030	150	152
Bristol-Myers Squibb Company 1.45% 2030	70	65
Catalent Pharma Solutions Inc. 5.00% 2027[1]	455	477
Catalent, Inc. 3.125% 2029[1]	1,330	1,278
Centene Corp. 5.375% 2026[1]	45	47
Centene Corp. 4.25% 2027	465	490
Centene Corp. 4.625% 2029	581	630
Centene Corp. 3.00% 2030	610	610
Centene Corp. 3.375% 2030	644	651
Centene Corp. 2.50% 2031	1,280	1,224
Charles River Laboratories International, Inc. 4.25% 2028[1]	143	147
Charles River Laboratories International, Inc. 3.75% 2029[1]	740	742
Charles River Laboratories International, Inc. 4.00% 2031[1]	325	331
Cigna Corp. 2.375% 2031	5,019	4,941
Community Health Systems Inc. 5.625% 2027[1]	1,000	1,049
Community Health Systems Inc. 6.00% 2029[1]	165	175
Community Health Systems Inc. 6.875% 2029[1]	1,200	1,258
DaVita Inc. 4.625% 2030[1]	1,100	1,122
Eli Lilly and Company 3.375% 2029	35	39
Emergent BioSolutions Inc. 3.875% 2028[1]	580	568
Encompass Health Corp. 4.50% 2028	357	366
Encompass Health Corp. 4.75% 2030	280	288
Encompass Health Corp. 4.625% 2031	500	518
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,100	892
Endo Luxembourg Finance Co I SARL / Endo US Inc. 6.125% 2029[1]	1,150	1,161
HCA Inc. 5.375% 2026	425	480
HCA Inc. 5.625% 2028	510	587
American Funds Multi-Sector Income Fund — Page 10 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
IMS Health Holdings, Inc. 5.00% 2026[1]	$600	$624
Jaguar Holding Co. II 4.625% 2025[1]	105	110
Jaguar Holding Co. II 5.00% 2028[1]	1,190	1,241
Johnson & Johnson 1.30% 2030	76	72
Merck & Co., Inc. 1.45% 2030	70	67
Molina Healthcare, Inc. 5.375% 2022	40	42
Molina Healthcare, Inc. 4.375% 2028[1]	1,325	1,365
Novartis Capital Corp. 1.75% 2025	41	42
Novartis Capital Corp. 2.00% 2027	24	25
Novartis Capital Corp. 2.20% 2030	30	30
Owens & Minor, Inc. 4.50% 2029[1]	230	231
Par Pharmaceutical Inc. 7.50% 2027[1]	450	478
Partners HealthCare System, Inc. 3.192% 2049	42	42
Pfizer Inc. 1.70% 2030	44	43
Radiology Partners, Inc. 9.25% 2028[1]	265	289
Rede D’Or Finance SARL 4.50% 2030	200	197
Regeneron Pharmaceuticals, Inc. 1.75% 2030	786	728
Regeneron Pharmaceuticals, Inc. 2.80% 2050	532	462
RP Escrow Issuer, LLC 5.25% 2025[1]	1,635	1,696
Select Medical Holdings Corp. 6.25% 2026[1]	196	209
STERIS Irish FinCo Unlimited Company 3.75% 2051	150	151
Surgery Center Holdings 10.00% 2027[1]	235	259
Syneos Health, Inc. 3.625% 2029[1]	1,570	1,530
Tenet Healthcare Corp. 4.625% 2024	50	51
Tenet Healthcare Corp. 7.50% 2025[1]	190	205
Tenet Healthcare Corp. 4.875% 2026[1]	750	781
Tenet Healthcare Corp. 5.125% 2027[1]	500	524
Tenet Healthcare Corp. 4.625% 2028[1]	750	770
Tenet Healthcare Corp. 6.125% 2028[1]	410	428
Teva Pharmaceutical Finance Co. BV 3.15% 2026	6,310	6,042
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,530	1,722
UnitedHealth Group Inc. 2.375% 2024	15	16
UnitedHealth Group Inc. 1.25% 2026	278	278
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	200	205
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	200	218
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	83
		49,651
Financials 6.68%
Advisor Group Holdings, LLC 6.25% 2028[1]	820	860
AG Merger Sub II, Inc. 10.75% 2027[1]	1,483	1,664
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	2,063	2,199
Allstate Corp. 3.85% 2049	20	22
American International Group, Inc. 3.40% 2030	120	128
American International Group, Inc. 4.375% 2050	50	57
AON Corp. 2.20% 2022	48	49
AssuredPartners, Inc. 8.00% 2027[1]	320	344
AssuredPartners, Inc. 5.625% 2029[1]	310	316
Bangkok Bank PCL 4.45% 2028	200	225
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[3]	600	605
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[3]	1,172	1,104
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[3]	240	241
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[3]	80	74
American Funds Multi-Sector Income Fund — Page 11 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of East Asia, Ltd., subordinated 4.00% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.75% on 5/29/2025)[3]	$1,000	$1,046
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[3]	1,000	1,017
Commonwealth Bank of Australia 2.688% 2031[1]	1,975	1,920
Compass Diversified Holdings 8.00% 2026[1]	1,980	2,072
Compass Diversified Holdings 5.25% 2029[1]	5,955	6,251
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,3]	250	245
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,3]	400	436
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[3]	150	150
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[3]	170	176
Fairstone Financial Inc. 7.875% 2024[1]	222	234
FS Energy and Power Fund 7.50% 2023[1]	2,902	2,924
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[3]	25	25
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[3]	100	98
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[3]	60	60
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,3]	250	250
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[3]	200	217
HUB International Ltd. 7.00% 2026[1]	995	1,034
Icahn Enterprises Finance Corp. 4.375% 2029[1]	1,660	1,624
ICBCIL Finance Co., Ltd. 3.625% 2027	200	216
Intercontinental Exchange, Inc. 2.65% 2040	575	534
Intercontinental Exchange, Inc. 3.00% 2060	55	49
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[3]	92	90
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[3]	53	53
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[3]	1,450	1,375
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[3]	99	97
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[3]	600	614
Ladder Capital Corp. 4.25% 2027[1]	2,820	2,785
LPL Financial Holdings Inc. 4.625% 2027[1]	140	146
LPL Financial Holdings Inc. 4.00% 2029[1]	2,000	2,018
MetLife, Inc. 4.55% 2030	40	47
Metropolitan Life Global Funding I 1.95% 2023[1]	150	154
Morgan Stanley 3.70% 2024	50	55
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[3]	330	322
MSCI Inc. 5.375% 2027[1]	200	214
MSCI Inc. 3.625% 2030[1]	2,370	2,414
MSCI Inc. 3.875% 2031[1]	400	409
National Financial Partners Corp. 6.875% 2028[1]	999	1,038
Navient Corp. 5.875% 2024	180	189
Navient Corp. 6.75% 2026	1,225	1,330
Navient Corp. 5.00% 2027	1,710	1,717
Navient Corp. 5.625% 2033	65	61
New York Life Global Funding 0.85% 2026[1]	80	78
New York Life Global Funding 1.20% 2030[1]	21	19
Power Financial Corp. Ltd. 6.15% 2028	200	236
Power Financial Corp. Ltd. 3.35% 2031	200	195
Progressive Corp. 3.20% 2030	30	32
Rede D’Or Finance SARL 4.50% 2030[1]	2,060	2,025
Starwood Property Trust, Inc. 5.00% 2021	150	152
Travelers Companies, Inc. 4.10% 2049	20	23
American Funds Multi-Sector Income Fund — Page 12 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 2.55% 2050	$3	$3
UBS Group AG 4.375% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2026)[1,3]	2,175	2,151
		48,508
Information technology 5.33%
Adobe Inc. 2.30% 2030	105	106
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	1,150	1,159
Apple Inc. 1.25% 2030	50	46
Apple Inc. 2.375% 2041	1,230	1,144
Apple Inc. 2.40% 2050	30	26
Apple Inc. 2.65% 2051	1,290	1,181
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[5,6]	800	806
Austin BidCo Inc. 7.125% 2028[1]	650	663
Banff Merger Sub Inc. 9.75% 2026[1]	2,680	2,858
Black Knight Inc. 3.625% 2028[1]	1,480	1,456
Blue Yonder Group, Inc. 4.25% 2026[1]	600	624
BMC Software, Inc. 7.125% 2025[1]	800	859
BMC Software, Inc. 9.125% 2026[1]	90	96
Broadcom Inc. 4.75% 2029	350	394
Broadcom Inc. 4.15% 2030	350	378
Broadcom Inc. 5.00% 2030	111	127
Broadcom Inc. 2.45% 2031[1]	2,691	2,542
Broadcom Inc. 2.60% 2033[1]	1,660	1,548
Broadcom Inc. 3.50% 2041[1]	1,087	1,043
Broadcom Inc. 3.75% 2051[1]	569	545
Broadcom Ltd. 3.875% 2027	110	119
Diebold Nixdorf, Inc. 9.375% 2025[1]	1,230	1,372
Fair Isaac Corp. 4.00% 2028[1]	190	195
Fidelity National Information Services, Inc. 1.65% 2028	10	10
Fidelity National Information Services, Inc. 2.25% 2031	433	426
Fiserv, Inc. 2.25% 2027	150	153
Fortinet, Inc. 2.20% 2031	1,060	1,028
Gartner, Inc. 4.50% 2028[1]	625	645
Global Payments Inc. 2.90% 2030	116	118
Mastercard Inc. 3.85% 2050	100	114
Microsoft Corp. 2.525% 2050	90	82
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[5,6]	1,299	1,300
NCR Corp. 5.125% 2029[1]	1,250	1,262
Oracle Corp. 2.30% 2028	454	460
Oracle Corp. 2.875% 2031	879	896
Oracle Corp. 3.60% 2050	50	49
Oracle Corp. 3.95% 2051	212	219
PayPal Holdings, Inc. 2.85% 2029	63	66
PayPal Holdings, Inc. 2.30% 2030	46	46
Rocket Software, Inc. 6.50% 2029[1]	3,500	3,538
Sabre GLBL Inc. 7.375% 2025[1]	270	295
ServiceNow, Inc. 1.40% 2030	1,334	1,207
SK hynix, Inc. 2.375% 2031[1]	894	847
Solera Holdings, Inc. 10.50% 2024[1]	50	52
UKG Inc., Term Loan-B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	1,269	1,270
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[5,6]	275	283
Unisys Corp. 6.875% 2027[1]	775	851
Veritas Holdings Ltd. 10.50% 2024[1]	1,400	1,437
Veritas Holdings Ltd. 7.50% 2025[1]	1,980	2,059
American Funds Multi-Sector Income Fund — Page 13 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Virtusa Corp., Term Loan-B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,6]	$25	$25
Visa Inc. 2.70% 2040	120	118
Xerox Corp. 5.00% 2025[1]	320	334
Xerox Corp. 5.50% 2028[1]	275	285
		38,762
Consumer staples 3.95%
7-Eleven, Inc. 0.95% 2026[1]	235	229
7-Eleven, Inc. 1.30% 2028[1]	315	302
7-Eleven, Inc. 1.80% 2031[1]	1,153	1,078
7-Eleven, Inc. 2.50% 2041[1]	900	816
7-Eleven, Inc. 2.80% 2051[1]	815	731
Albertsons Companies, Inc. 4.625% 2027[1]	500	519
Albertsons Companies, Inc. 3.50% 2029[1]	1,675	1,596
Altria Group, Inc. 3.40% 2030	800	838
Altria Group, Inc. 4.45% 2050	650	674
Altria Group, Inc. 3.70% 2051	1,910	1,743
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	108
Anheuser-Busch InBev NV 4.50% 2050	20	23
B&G Foods, Inc. 5.25% 2025	245	252
B&G Foods, Inc. 5.25% 2027	800	833
British American Tobacco PLC 2.726% 2031	1,000	968
British American Tobacco PLC 4.54% 2047	148	149
British American Tobacco PLC 3.984% 2050	600	564
Central Garden & Pet Co. 4.125% 2030	200	202
Coca-Cola Company 1.375% 2031	30	28
Conagra Brands, Inc. 1.375% 2027	35	34
Conagra Brands, Inc. 5.30% 2038	2	2
Constellation Brands, Inc. 2.875% 2030	40	41
Darling Ingredients Inc. 5.25% 2027[1]	280	295
Edgewell Personal Care Co. 5.50% 2028[1]	150	159
Energizer Holdings, Inc. 4.375% 2029[1]	340	342
InRetail Consumer 3.25% 2028[1]	200	200
Keurig Dr Pepper Inc. 3.20% 2030	30	32
Kimberly-Clark Corp. 3.10% 2030	162	175
Kraft Heinz Company 3.875% 2027	419	457
Kraft Heinz Company 4.25% 2031	556	613
Kraft Heinz Company 5.20% 2045	180	209
Kraft Heinz Company 4.375% 2046	55	58
Kraft Heinz Company 5.50% 2050	1,500	1,841
Kronos Acquisition Holdings Inc. 5.00% 2026[1]	70	70
Kronos Acquisition Holdings Inc. 7.00% 2027[1]	2,060	1,977
MARB BondCo PLC 3.95% 2031[1]	1,677	1,597
Molson Coors Brewing Co. 4.20% 2046	20	21
NBM US Holdings, Inc. 6.625% 2029[1]	500	552
Nestlé Holdings, Inc. 1.00% 2027[1]	205	197
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	1,633	1,634
PepsiCo, Inc. 1.40% 2031	40	37
PepsiCo, Inc. 3.625% 2050	50	55
Philip Morris International Inc. 3.375% 2029	85	92
Philip Morris International Inc. 1.75% 2030	61	57
Philip Morris International Inc. 2.10% 2030	124	120
Philip Morris International Inc. 4.25% 2044	27	30
Post Holdings, Inc. 5.625% 2028[1]	320	337
American Funds Multi-Sector Income Fund — Page 14 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 5.50% 2029[1]	$955	$1,024
Post Holdings, Inc. 4.625% 2030[1]	1,436	1,441
Prestige Brands International Inc. 3.75% 2031[1]	1,860	1,779
Procter & Gamble Company 0.55% 2025	50	49
Simmons Foods Inc. 4.625% 2029[1]	725	732
TreeHouse Foods, Inc. 4.00% 2028	770	777
		28,689
Utilities 3.08%
AEP Transmission Co. LLC 3.80% 2049	20	22
AES Corp. 3.95% 2030[1]	1,125	1,205
AES Panama Generation Holdings SRL 4.375% 2030[1]	475	492
American Electric Power Company, Inc. 3.65% 2021	140	143
American Electric Power Company, Inc. 1.00% 2025	25	25
AmeriGas Partners, LP 5.625% 2024	175	195
Atlantic City Electric Co. 2.30% 2031	25	25
Calpine Corp. 5.125% 2028[1]	90	91
Connecticut Light and Power Co. 0.75% 2025	50	49
Connecticut Light and Power Co. 3.20% 2027	25	27
Consumers Energy Co. 3.10% 2050	36	36
DPL Inc. 4.125% 2025[1]	390	414
Duke Energy Carolinas, LLC 2.55% 2031	217	219
Duke Energy Corp. 2.45% 2030	175	173
Edison International 3.55% 2024	104	112
Edison International 4.95% 2025	130	145
Edison International 5.75% 2027	16	19
Edison International 4.125% 2028	934	1,003
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	507
Empresas Publicas de Medellin ESP 4.375% 2031[1]	1,350	1,355
ENN Energy Holdings Ltd. 2.625% 2030[1]	1,200	1,155
ENN Energy Holdings Ltd. 2.625% 2030	200	192
Entergy Corp. 2.40% 2031	50	48
FirstEnergy Corp. 4.40% 2027[3]	180	194
FirstEnergy Corp. 2.25% 2030	118	110
FirstEnergy Corp. 2.65% 2030	3,732	3,554
FirstEnergy Corp. 7.375% 2031	177	237
FirstEnergy Transmission LLC 2.866% 2028[1]	325	328
Jersey Central Power & Light Co. 4.30% 2026[1]	50	55
Northern States Power Co. 2.25% 2031	150	150
NRG Energy, Inc. 7.25% 2026	235	245
Pacific Gas and Electric Co. 2.95% 2026	29	30
Pacific Gas and Electric Co. 3.15% 2026	1,000	1,043
Pacific Gas and Electric Co. 2.10% 2027	300	294
Pacific Gas and Electric Co. 3.30% 2027	37	39
Pacific Gas and Electric Co. 3.75% 2028	1,094	1,161
Pacific Gas and Electric Co. 4.65% 2028	125	138
Pacific Gas and Electric Co. 2.50% 2031	810	765
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,297
Pacific Gas and Electric Co. 3.50% 2050	570	496
PG&E Corp. 5.00% 2028	630	666
PG&E Corp. 5.25% 2030	390	414
Public Service Company of Colorado 1.875% 2031	25	24
Public Service Company of Colorado 3.80% 2047	10	11
Public Service Electric and Gas Co. 0.95% 2026	150	148
American Funds Multi-Sector Income Fund — Page 15 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
San Diego Gas & Electric Co. 1.70% 2030	$1,375	$1,293
Sempra Energy 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.55% on 10/15/2025)[3]	750	804
Southern California Edison Co. 2.25% 2030	50	48
Southern California Edison Co. 3.65% 2050	194	192
Southern California Gas Company 2.55% 2030	25	25
Talen Energy Corp. 10.50% 2026[1]	300	269
Talen Energy Corp. 7.25% 2027[1]	185	189
Talen Energy Corp. 6.625% 2028[1]	190	190
Talen Energy Supply, LLC 7.625% 2028[1]	165	167
Virginia Electric and Power Co. 2.45% 2050	25	21
Xcel Energy Inc. 2.60% 2029	50	51
Xcel Energy Inc. 3.50% 2049	40	40
		22,340
Real estate 2.59%
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,489	1,356
American Campus Communities, Inc. 3.30% 2026	38	41
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	188
American Tower Corp. 2.70% 2031	331	332
Brookfield Property REIT Inc. 5.75% 2026[1]	2,975	3,068
Corporate Office Properties LP 2.25% 2026	209	213
Equinix, Inc. 2.90% 2026	68	72
Equinix, Inc. 1.55% 2028	255	244
Equinix, Inc. 3.20% 2029	75	78
Equinix, Inc. 2.15% 2030	830	790
Hospitality Properties Trust 7.50% 2025	142	161
Howard Hughes Corp. 5.375% 2028[1]	1,400	1,474
Howard Hughes Corp. 4.125% 2029[1]	400	392
Howard Hughes Corp. 4.375% 2031[1]	1,750	1,716
Iron Mountain Inc. 5.00% 2028[1]	344	352
Iron Mountain Inc. 5.25% 2028[1]	1,200	1,249
Iron Mountain Inc. 4.875% 2029[1]	1,460	1,480
Iron Mountain Inc. 4.50% 2031[1]	360	356
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,360	1,379
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,270	1,288
Medical Properties Trust, Inc. 5.00% 2027	125	132
Medical Properties Trust, Inc. 3.50% 2031	275	270
Public Storage 0.875% 2026	11	11
Realogy Corp. 5.75% 2029[1]	1,975	1,950
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	170	171
Service Properties Trust 5.50% 2027	65	69
Westfield Corp. Ltd. 3.50% 2029[1]	10	10
		18,847
Total corporate bonds, notes & loans		518,844
Mortgage-backed obligations 8.29% Commercial mortgage-backed securities 5.28%
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	10	11
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	25	27
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	10	11
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,10]	10	11
American Funds Multi-Sector Income Fund — Page 16 of 29

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	$20	$21
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[1,10]	1,000	1,017
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	10	11
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	500	510
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[6,10]	727	755
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[10]	438	475
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[10]	420	455
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,10]	1,150	1,228
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]	313	336
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.063% 2044[10]	600	612
Commercial Mortgage Trust, Series 2012-CR4, Class AM, 3.251% 2045[10]	55	56
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	500	508
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[10]	85	87
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]	440	451
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,10]	560	584
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]	500	518
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]	80	83
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,6,10]	429	459
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[10]	108	117
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	500	543
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[10]	75	79
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.446% 2047[6,10]	93	98
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 2047[6,10]	381	413
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,10]	950	1,042
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.514% 2047[6,10]	10	10
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[10]	1,000	1,085
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.907% 2047[6,10]	460	491
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,10]	25	27
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.48% 2048[6,10]	860	932
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.48% 2048[6,10]	600	663
Commercial Mortgage Trust, Series 2015-LC23, Class C, 4.617% 2048[6,10]	10	11
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	25	27
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,10]	250	276
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[6,10]	570	616
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class C, 3.614% 2053[6,10]	440	446
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,6,10]	142	145
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.622% 2045[6,10]	80	83
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[1,10]	380	392
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,10]	650	680
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[10]	87	93
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[10]	200	212
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,10]	920	985
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[10]	800	869
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class B, 4.389% 2048[6,10]	400	406
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,10]	768	778
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.425% 2046[1,6,10]	750	758
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]	500	520
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,10]	650	672
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.102% 2047[6,10]	500	510
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,10]	57	57
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,10]	541	556
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.353% 2046[6,10]	40	39
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[6,10]	500	538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[10]	300	313
American Funds Multi-Sector Income Fund — Page 17 of 29

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,10]	$15	$16
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[6,10]	195	211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[6,10]	100	108
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.525% 2048[6,10]	29	32
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[10]	45	49
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.341% 2021[1,6,8,10]	4,550	4,550
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,6,10]	1,300	1,301
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.359% 2049[1,6,10]	425	426
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 3.859% 2050[1,6,10]	400	416
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,6,10]	25	25
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[6,10]	20	21
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.759% 2045[1,6,10]	44	45
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.274% 2046[6,10]	500	529
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	25	26
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.501% 2057[6,10]	664	729
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.545% 2058[6,10]	110	116
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.673% 2044[1,6,10]	500	507
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[10]	740	755
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14% 2045[1,6,10]	40	39
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.20% 2045[6,10]	240	249
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[10]	680	701
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[10]	40	41
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.488% 2046[10]	350	364
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[6,10]	570	592
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.013% 2046[6,10]	1,251	1,305
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[10]	417	452
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,10]	372	402
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,10]	500	523
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[6,10]	100	109
		38,358
Collateralized mortgage-backed obligations (privately originated) 3.01%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, FRN 3.628% 2049[1,6,10]	27	28
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.709% 2029[1,6,10]	400	402
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,6,10]	281	285
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,6,10]	405	407
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,6,10]	221	223
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,6,10]	115	116
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,6,10]	301	301
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,6,10]	97	102
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]	198	212
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,6,10]	236	238
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[6,10]	524	525
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]	113	115
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[1,6,10]	215	215
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50% 2049[1,6,10]	20	21
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[1,6,10]	23	24
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,6,10]	77	78
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,6,10]	274	278
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,6,10]	412	417
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.259% 2053[1,6,10]	328	328
American Funds Multi-Sector Income Fund — Page 18 of 29

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.459% 2053[1,6,10]	$328	$329
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,6,10]	118	124
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,6,10]	168	170
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,6,10]	200	200
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,6,10]	75	80
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,6,10]	226	240
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,6,10]	213	226
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[1,10]	278	279
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[1,10]	123	124
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[1,10]	116	118
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,10]	398	405
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,10]	100	102
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578% 2037[1,10]	200	204
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077% 2037[1,10]	200	205
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,6,10]	125	124
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[1,6,10]	125	125
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,6,10]	157	157
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855% 2043[6,10]	54	54
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[6,10]	85	85
Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50% 2047[1,6,10]	35	35
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,6,10]	249	253
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,6,10]	125	128
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,10]	574	571
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]	383	390
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[1,10]	690	667
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[1,10]	987	968
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[1,10]	235	231
Tricorn American Homes, Series 2020-SFR1, Class B, 2.049% 2038[1,10]	250	249
Tricorn American Homes, Series 2020-SFR1, Class C, 2.249% 2038[1,10]	250	250
Tricorn American Homes, Series 2020-SFR2, Class B, 1.832% 2039[1,10]	350	341
Tricorn American Homes, Series 2020-SFR2, Class C, 2.032% 2039[1,10]	350	342
Tricorn American Homes, Series 2020-SFR2, Class D, 2.281% 2039[1,10]	350	341
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,2,6,10]	328	332
VM Fund I, LLC 8.625% 2028[1,8,10]	9,250	9,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[1,6,10]	60	61
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 2049[1,6,10]	59	60
		21,899
Total mortgage-backed obligations		60,257
Bonds & notes of governments & government agencies outside the U.S. 8.06%
Abu Dhabi (Emirate of) 2.50% 2029[1]	500	514
Abu Dhabi (Emirate of) 1.70% 2031[1]	200	190
Angola (Republic of) 8.00% 2029	2,440	2,297
Angola (Republic of) 8.00% 2029[1]	600	565
Argentine Republic 1.00% 2029	133	48
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[3]	2,885	971
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[3]	972	292
Armenia (Republic of) 7.15% 2025	200	222
Bahrain (Kingdom of) 6.125% 2022	250	263
Bahrain (Kingdom of) 6.125% 2023	700	756
Belarus (Republic of) 6.875% 2023	400	409
Belarus (Republic of) 5.875% 2026	1,400	1,347
Cameroon (Republic of) 9.50% 2025[1]	1,220	1,326
American Funds Multi-Sector Income Fund — Page 19 of 29

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.50% 2029	$300	$328
Colombia (Republic of) 7.375% 2037	300	398
Colombia (Republic of) 4.125% 2051	400	382
Costa Rica (Republic of) 4.375% 2025	400	398
Costa Rica (Republic of) 6.125% 2031	728	734
Costa Rica (Republic of) 6.125% 2031[1]	600	605
Cote d’Ivoire (Republic of) 5.75% 2032[3]	884	886
Dominican Republic 5.50% 2025	400	440
Dominican Republic 5.95% 2027	750	846
Dominican Republic 4.50% 2030[1]	489	495
Dominican Republic 5.30% 2041[1]	412	406
Dominican Republic 5.875% 2060	300	288
Egypt (Arab Republic of) 6.588% 2028[1]	200	206
Egypt (Arab Republic of) 7.60% 2029	500	534
Egypt (Arab Republic of) 5.875% 2031[1]	1,700	1,597
Egypt (Arab Republic of) 7.625% 2032[1]	500	513
Egypt (Arab Republic of) 8.15% 2059	200	191
Ethiopia (Federal Democratic Republic of) 6.625% 2024	3,140	2,903
Export-Import Bank of India 3.25% 2030	600	598
Gabonese Republic 6.375% 2024	400	416
Ghana (Republic of) 7.75% 2029[1]	3,500	3,474
Ghana (Republic of) 8.125% 2032[1]	700	679
Ghana (Republic of) 8.95% 2051	1,500	1,425
Honduras (Republic of) 6.25% 2027	400	439
Honduras (Republic of) 5.625% 2030[1]	150	157
Indonesia (Republic of) 5.25% 2042	300	360
Israel (State of) 3.375% 2050	200	202
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	400	412
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	300	306
Kazakhstan (Republic of) 4.875% 2044	400	483
Kenya (Republic of) 6.875% 2024[1]	200	220
Kenya (Republic of) 7.25% 2028	400	423
Kenya (Republic of) 8.25% 2048	200	207
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[3]	1,860	1,536
Oman (Sultanate of) 6.25% 2031[1]	300	314
Pakistan (Islamic Republic of) 8.25% 2024	400	440
Pakistan (Islamic Republic of) 6.00% 2026[1]	410	417
Pakistan (Islamic Republic of) 6.875% 2027	200	209
Panama (Republic of) 7.125% 2026	200	248
Panama (Republic of) 3.16% 2030	400	417
Panama (Republic of) 4.50% 2050	400	443
Paraguay (Republic of) 4.70% 2027[1]	400	448
Paraguay (Republic of) 4.95% 2031	450	511
Peru (Republic of) 4.125% 2027	300	336
Peru (Republic of) 2.783% 2031	2,200	2,208
Peru (Republic of) 2.78% 2060	1,299	1,076
Peru (Republic of) 3.23% 2121	1,400	1,137
PETRONAS Capital Ltd. 3.50% 2030[1]	300	322
PETRONAS Capital Ltd. 4.55% 2050[1]	200	238
Philippines (Republic of) 2.95% 2045	600	563
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	400	435
Qatar (State of) 3.75% 2030[1]	400	448
Qatar (State of) 5.103% 2048	200	253
Qatar (State of) 4.40% 2050[1]	400	465
Romania 2.00% 2032	€200	236
American Funds Multi-Sector Income Fund — Page 20 of 29

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 3.50% 2034	€30	$40
Romania 5.125% 2048	$400	454
Romania 5.125% 2048[1]	300	340
Russian Federation 4.375% 2029	1,000	1,096
Russian Federation 5.25% 2047	400	476
Senegal (Republic of) 4.75% 2028	€200	239
Serbia (Republic of) 3.125% 2027	200	260
South Africa (Republic of) 5.875% 2030	$500	536
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	600	380
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	1,780	1,098
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	371
Tunisia (Republic of) 6.75% 2023	€200	215
Tunisia (Republic of) 5.75% 2025	$1,990	1,742
Turkey (Republic of) 6.375% 2025	200	199
Turkey (Republic of) 7.375% 2025	400	414
Turkey (Republic of) 7.625% 2029	950	979
Turkey (Republic of) 5.875% 2031	650	589
Turkey (Republic of) 6.00% 2041	200	170
Ukraine 7.75% 2026	400	435
Ukraine 7.75% 2027	200	214
Ukraine 9.75% 2028	200	234
Ukraine 7.375% 2032	800	807
United Mexican States 3.75% 2028	200	214
United Mexican States 4.50% 2029	600	666
United Mexican States 2.659% 2031	649	614
United Mexican States 6.05% 2040	400	482
United Mexican States 4.75% 2044	200	212
United Mexican States 5.00% 2051	200	217
United Mexican States 3.75% 2071	1,170	1,018
		58,562
Asset-backed obligations 8.04%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[1,10]	279	282
Aesop Funding LLC, Series 2017-1A, Class A, 3.07% 2023[1,10]	388	401
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,10]	200	208
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,10]	750	806
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,10]	676	703
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,10]	200	208
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	250	256
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	105
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	128	138
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,10]	577	578
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,10]	150	152
Allegro CLO Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.04% 2030[1,6,10]	477	477
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]	100	102
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,10]	100	100
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,10]	100	99
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[10]	234	235
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[1,6,10]	1,290	1,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,10]	342	343
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,10]	300	296
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,10]	300	289
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.167% 2030[1,6,10]	1,418	1,418
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	1,632	1,646
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	337	334
American Funds Multi-Sector Income Fund — Page 21 of 29

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	$253	$258
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	95	95
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	1,104	1,102
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,10]	367	367
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[1,10]	476	475
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,10]	274	275
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]	341	346
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,10]	176	176
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	150	156
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	100	108
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	200	210
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,10]	100	100
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,10]	100	100
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	850	923
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[1,10]	208	206
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	100	104
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	100	108
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[1,10]	300	300
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[1,10]	300	302
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	426	434
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,10]	151	151
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[1,10]	2,000	1,993
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	419	414
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,10]	720	723
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]	474	473
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,10]	383	383
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,10]	287	284
Global SC Finance VII SRL, Series 2021-1A, Class B, 2.76% 2041[1,10]	2,000	1,999
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[1,10]	36	36
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,10]	70	70
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class B, 3.29% 2022[1,10]	427	429
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-2A, Class A, 3.65% 2022[1,10]	35	35
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[1,10]	68	68
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class B, 4.20% 2023[1,10]	215	215
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,10]	113	113
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class B, 3.03% 2025[1,10]	2,074	2,078
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,10]	631	633
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class C, 4.26% 2025[1,10]	2,399	2,392
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[1,6,10]	2,000	2,001
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.342% 2029[1,6,10]	2,330	2,330
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[1,10]	1,500	1,501
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,10]	122	122
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,10]	1,622	1,622
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.163% 2030[1,6,10]	640	640
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[1,10]	667	670
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,6,10]	715	723
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 0.977% 2029[1,6,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 1.405% 2029[1,6,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.427% 2029[1,6,10]	1,000	1,000
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 1.577% 2029[1,6,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 1.955% 2029[1,6,10]	500	500
Palmer Square Ltd., Series 2015-1A, Class A2R3, (3-month USD-LIBOR + 1.40%) 1.645% 2029[1,6,10]	463	463
American Funds Multi-Sector Income Fund — Page 22 of 29

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Ltd., Series 2015-1A, Class BR3, (3-month USD-LIBOR + 2.00%) 2.245% 2029[1,6,10]	$500	$500
Race Point CLO Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.122% 2030[1,6,10]	1,266	1,266
Santander Consumer Auto Receivables Trust, Series 2021-A, Class C, 1.03% 2026[1,10]	250	248
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]	200	213
Santander Consumer Auto Receivables Trust, Series 2021-A, Class D, 1.57% 2027[1,10]	250	249
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[10]	500	504
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	592	585
Sound Point CLO Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.16% 2030[1,6,10]	1,510	1,511
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[1,6,10]	996	996
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[1,6,10]	1,050	1,050
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,10]	190	190
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,10]	166	165
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[1,10]	196	197
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[1,10]	463	461
Textainer Marine Containers Ltd., Series 2020-1A, Class B, 4.94% 2045[1,10]	564	581
Textainer Marine Containers Ltd., Series 2021-1A, Class A, 1.68% 2046[1,10]	1,422	1,385
Textainer Marine Containers Ltd., Series 2021-2A, Class A, 2.23% 2046[1,10]	2,000	1,999
Textainer Marine Containers Ltd., Series 2021-1A, Class B, 2.52% 2046[1,10]	391	383
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,6,10]	135	141
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,10]	958	953
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[1,10]	421	423
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[1,10]	2,057	2,013
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[1,10]	100	99
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[1,10]	156	158
		58,442
Municipals 0.71% Washington 0.28%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]	2,000	2,064
Illinois 0.23%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	179
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	101
G.O. Bonds, Series 2017-A, 5.00% 2022	270	289
G.O. Bonds, Series 2020, 5.125% 2022	500	524
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	1,810	585
		1,678
Ohio 0.12%
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	895	901
American Funds Multi-Sector Income Fund — Page 23 of 29

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico 0.04%	Principal amount (000)	Value (000)
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	$150	$151
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	110
		261
South Carolina 0.01%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	30	35
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	50	61
		96
Florida 0.01%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	77
Texas 0.01%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	35	35
California 0.01%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	35	33
Total municipals		5,145
U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%
U.S. Treasury 0.50% 2026[11]	28	27
U.S. Treasury 0.50% 2027[11]	118	112
U.S. Treasury 1.625% 2050[11]	275	230
Total U.S. Treasury bonds & notes		369
Total bonds, notes & other debt instruments (cost: $690,712,000)		701,619
Convertible bonds & notes 0.00% Energy 0.00%
Mesquite Energy Inc., convertible notes, 15.00% 2023 (100% PIK)[1,7,8,9]	2	2
Total convertible bonds & notes (cost: $2,000)		2
Common stocks 0.05% Industrials 0.03%	Shares
Associated Materials Group Inc.[8,9,12]	23,582	179
Consumer discretionary 0.01%
MYT Holding Co., Class B8,12	8,984	50
NMG Parent LLC[12]	281	20
NMG Parent LLC[1,8,9,12]	28	2
		72
Materials 0.01%
Hexion Holdings Corp., Class B12	4,181	63
American Funds Multi-Sector Income Fund — Page 24 of 29

unaudited
Common stocks (continued) Energy 0.00%	Shares	Value (000)
California Resources Corp.[12]	633	$15
Oasis Petroleum Inc.	218	13
Chesapeake Energy Corp.[12]	96	4
Mesquite Energy, Inc.[8,9,12]	126	1
		33
Total common stocks (cost: $371,000)		347
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,8,9,12]	5	4
Total preferred securities (cost: $5,000)		4
Rights & warrants 0.00% Energy 0.00%
Chesapeake Energy Corp., Class A, warrants, expire 2026[12]	100	2
Chesapeake Energy Corp., Class B, warrants, expire 2026[12]	111	2
Chesapeake Energy Corp., Class C, warrants, expire 2026[12]	61	1
		5
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[8,12]	374	1
Total rights & warrants (cost: $23,000)		6
Short-term securities 5.60% Money market investments 5.60%
Capital Group Central Cash Fund 0.08%[13,14]	406,612	40,665
Total short-term securities (cost: $40,665,000)		40,665
Total investment securities 102.20% (cost: $731,778,000)		742,643
Other assets less liabilities (2.20)%		(15,992)
Net assets 100.00%		$726,651
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 3/31/2021[16] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	434	July 2021	$86,800	$95,795	$(82)
5 Year U.S. Treasury Note Futures	Short	687	July 2021	(68,700)	(84,775)	727
10 Year U.S. Treasury Note Futures	Long	73	June 2021	7,300	9,559	(179)
10 Year Ultra U.S. Treasury Note Futures	Short	646	June 2021	(64,600)	(92,822)	1,411
20 Year U.S. Treasury Bond Futures	Long	345	June 2021	34,500	53,335	(543)
30 Year Ultra U.S. Treasury Bond Futures	Long	65	June 2021	6,500	11,779	(432)
						$902
American Funds Multi-Sector Income Fund — Page 25 of 29

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD684	EUR574	UBS AG	4/9/2021	$11
USD172	EUR145	HSBC Bank	4/26/2021	2
				$13
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2021 (000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$1,319	$(120)	$(52)	$(68)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	2,931	(261)	(258)	(3)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	2,500	(59)	(54)	(5)
					$(364)	$(76)
Investments in affiliates14

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 5.60%
Money market investments 5.60%
Capital Group Central Cash Fund 0.08%[13]	$42,849	$91,560	$93,744	$—[4]	$—[4]	$40,665	$10
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $460,417,000, which represented 63.36% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Step bond; coupon rate may change at a later date.
[4]	Amount less than one thousand.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,953,000, which represented 1.23% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,805,000, which represented 1.90% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $198,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 3/31/2021.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
American Funds Multi-Sector Income Fund — Page 26 of 29

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $97,413,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $375,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $6,957,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related
American Funds Multi-Sector Income Fund — Page 27 of 29

unaudited
securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$518,842	$2	$518,844
Mortgage-backed obligations	—	60,257	—	60,257
Bonds & notes of governments & government agencies outside the U.S.	—	58,562	—	58,562
Asset-backed obligations	—	58,442	—	58,442
Municipals	—	5,145	—	5,145
U.S. Treasury bonds & notes	—	369	—	369
Convertible bonds & notes	—	—	2	2
Common stocks	95	70	182	347
Preferred securities	—	—	4	4
Rights & warrants	5	1	—	6
Short-term securities	40,665	—	—	40,665
Total	$40,765	$701,688	$190	$742,643
American Funds Multi-Sector Income Fund — Page 28 of 29

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,138	$—	$—	$2,138
Unrealized appreciation on open forward currency contracts	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(1,236)	—	—	(1,236)
Unrealized depreciation on credit default swaps	—	(76)	—	(76)
Total	$902	$(63)	$—	$839
*	Futures contracts, forward currency contracts and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
Auth. = Authority
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
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MFGEFP1-126-0521O-S77998	American Funds Multi-Sector Income Fund — Page 29 of 29